NOTE 29 - Subsequent Events (Details)		1 Months Ended
	Mar. 13, 2026	Feb. 28, 2026	Jan. 31, 2026
Details
Subsequent Event, Description	Company granted employees, consultants and directors 617,173 options to purchase shares of the Company	Company issued 1,000 common shares in lieu of vested RSUs	Company received its first advance payment from the IIA in connection with the R&D support program
Subsequent Event, Date	Mar. 13, 2026